UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 =======================================================

         SEMIANNUAL REPORT
         USAA TARGET RETIREMENT FUNDS
         JUNE 30, 2012

 =======================================================

              TARGET RETIREMENT INCOME FUND

              TARGET RETIREMENT 2020 FUND

              TARGET RETIREMENT 2030 FUND

              TARGET RETIREMENT 2040 FUND

              TARGET RETIREMENT 2050 FUND

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

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PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY PRICES
REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

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AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

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

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Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/S/ DANILE S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

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

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TABLE OF CONTENTS

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
FUNDS OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolios of Investments                                                 21

   Notes to Portfolios of Investments                                        29

   Financial Statements                                                      30

   Notes to Financial Statements                                             36

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENT                                                           56

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUNDS OBJECTIVE

THE USAA TARGET RETIREMENT FUNDS' (THE FUND) INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent in the lifestyle transition path.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUNDS

--------------------------------------------------------------------------------

[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]
       JOHN P. TOOHEY, CFA                                    WASIF A. LATIF
       USAA Asset                                             USAA Asset
       Management Company                                     Management Company

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o   HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM DURING THE
    REPORTING PERIOD?

    The six-month total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index Average:

                                                 USAA FUND          LIPPER INDEX
USAA Target Retirement Income Fund                 3.64%               4.36%
USAA Target Retirement 2020 Fund                   4.41%               5.29%
USAA Target Retirement 2030 Fund                   5.22%               5.99%
USAA Target Retirement 2040 Fund                   5.49%               6.30%
USAA Target Retirement 2050 Fund                   5.72%               6.54%

    During the first half of 2012, the S&P 500 Index produced a total return of 9.49%, while the Barclays U.S. Aggregate Bond Index returned 2.37%. As designed, the Funds' return fell in between the return of the two indices.

    The difference in the returns of the five Target Retirement Funds reflects their unique asset allocations: the further away the target retirement date, the higher each Fund's weighting in equities. We structure the Funds in this way since longer-term investors have a higher capacity to withstand short-term volatility and more time to benefit from the superior longer-term return potential of the stock market.

    Refer to pages 7, 9, 11, 13 and 15 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TARGET RETIREMENT FUNDS

================================================================================

o   PLEASE REVIEW FINANCIAL MARKET PERFORMANCE FOR THE REPORTING PERIOD.

    The financial markets delivered strong performance during the first half of the year, but this obscures the elevated investor nervousness that characterized the spring. During the first calendar quarter, markets across the globe surged behind the aggressive monetary stimulus from the European Central Bank and a string of better-than-expected economic data here at home. Investor sentiment grew much more cautious during April and May of 2012, however, as a steady stream of bad news began to flow in from around the globe. Domestic economic growth started to show signs of slowing, China's economy continued to decelerate, and the debt crisis in Europe moved back into the headlines on worries that Spain's banking system was slipping into a crisis.

    The financial markets regained their footing in June on hopes for additional stimulus from global central banks, allowing the major asset classes to finish the quarter with positive returns. Domestic equities produced stellar gains, as gauged by the 9.49% return of the large-cap S&P 500 Index and the 8.53% return of the small-cap Russell 2000(R) Index. Developed-market international equities lagged due to the problems in Europe, finishing the first half with a return of 2.96% based on the MSCI Europe, Australasia, and Far East (EAFE) Index. Emerging markets, as measured by the MSCI Emerging Markets Index, returned 3.93%. The domestic bond market also finished the period firmly in positive territory, as measured by the 2.37% return of the Barclays Aggregate U.S. Bond Index.

o   WHAT FACTORS HELPED AND HURT PERFORMANCE IN THE FUNDS?

    The largest detractor from the Funds' performance was its allocation to precious metals stocks. While the price of gold finished the period slightly higher than where it began, mining company stocks finished sharply lower. Investors were concerned about the impact of energy prices on the operating leverage of companies engaged in gold production, as well as political uncertainty in mining regions. We

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    continue to see the asset class as a critical element of effective long-term diversification.

    In the equity segment of the Funds, we continue to favor large-cap stocks over small-cap stocks based on our belief that larger companies are better suited to withstand an environment of slow economic growth and elevated market volatility. In addition, we hold an allocation in each of the Funds that invests in high-quality, dividend paying stocks. Both of these allocation decisions aided relative performance during the first half.

    In the Funds' international allocation, we remain underweight to the developed markets due to our ongoing concerns about the risks in Europe, and we continue to favor the emerging markets due to their attractive valuations and the stronger fiscal health of governments relative to their developed-market counterparts. While this positioning added value on a relative basis, our international allocation proved to be a drag on absolute returns due to its underperformance versus the U.S. market.

    Our fixed-income position, which we hold in all but the Target 2050 Fund, delivered a positive total return and helped offset the volatility in equities.

o   HOW YOU WOULD CHARACTERIZE YOUR VIEW ON THE U.S. ECONOMY AND FINANCIAL
    MARKETS?

    The U.S. economy continues to experience sluggish, uneven growth. This is nothing new, as the United States is now in the fifth year of a long deleveraging process that is likely to continue for many more years to come. What is new, however, is the recent downturn in corporate earnings estimates. Despite slow economic growth, U.S. corporations have been able to boost profit margins and increase bottom-line earnings in recent years through aggressive cost-cutting. In turn, this has provided a boost to both the economy and the stock market. Now, however, with earnings estimates beginning to decline, it remains to be seen whether U.S. equities warrant their higher

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4  | USAA TARGET RETIREMENT FUNDS

================================================================================

    valuation relative to other developed markets around the world. We will be monitoring this closely as we move into the second half of the year.

    On the positive side, the U.S. economy remains the proverbial "best house in a bad neighborhood" relative to its developed-market peers. The combination of the steadier housing market, the boom in the energy industry resulting from the fracking revolution ("fracking" involves injecting chemically treated water into drilled wells to release gas from shale), and the positive impact lower oil prices should have on domestic consumers are all factors that should provide support to our economy. While we see the United States moving closer to self-sustaining growth in the next two to three years, the near-term outlook remains murky due to the potential impact of Europe's continued economic downturn.

    While fundamentals remain the key driver of long-term financial market performance, the near-term picture is likely to remain dominated by questions related to government policy worldwide. In the United States, the election and the policy response to the upcoming "fiscal cliff" -- the combination of increased taxes and reduced government spending currently scheduled to take place in 2013 -- is likely to create a great deal of uncertainty in the months ahead. Other potential sources of volatility include economic data out of China, the debt crisis in Europe, and speculation as to whether the U.S. Federal Reserve will enact a third round of its stimulative quantitative easing policy.

    As these developments inevitably create elevated short-term noise in the financial markets, our response will be to maintain our steady, long-term investment strategy and emphasis on diversification. We believe this steady approach is essential in the current, news-driven environment.

    From all of us on the USAA investment team, thank you for your investment in one of our Target Retirement Funds.

Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (Ticker Symbol: URINX)



--------------------------------------------------------------------------------
                                              6/30/12              12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $306.1 Million       $257.3 Million
Net Asset Value Per Share                      $11.10               $10.83


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
  12/31/11 to 6/30/12*             1 Year           Since Inception 7/31/08

         3.64%                      1.73%                     6.26%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                       0.60%


              (Including acquired fund fees and expenses of 0.53%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S.        USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX           INCOME FUND            S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00              $10,000.00
 8/31/2008              10,094.91                 10,000.00               10,144.65
 9/30/2008               9,959.32                  9,580.62                9,240.68
10/31/2008               9,724.23                  8,617.54                7,688.73
11/30/2008              10,040.76                  8,416.90                7,137.03
12/31/2008              10,415.37                  8,598.81                7,212.97
 1/31/2009              10,323.47                  8,303.36                6,605.01
 2/28/2009              10,284.50                  7,997.71                5,901.73
 3/31/2009              10,427.47                  8,347.98                6,418.69
 4/30/2009              10,477.33                  8,768.46                7,033.02
 5/31/2009              10,553.32                  9,301.74                7,426.40
 6/30/2009              10,613.35                  9,397.12                7,441.13
 7/31/2009              10,784.54                  9,852.49                8,003.95
 8/31/2009              10,896.20                 10,090.52                8,292.93
 9/30/2009              11,010.66                 10,395.82                8,602.38
10/31/2009              11,065.03                 10,427.13                8,442.58
11/30/2009              11,208.28                 10,677.64                8,948.99
12/31/2009              11,033.08                 10,752.00                9,121.85
 1/31/2010              11,201.62                 10,773.15                8,793.70
 2/28/2010              11,243.45                 10,889.44                9,066.10
 3/31/2010              11,229.63                 11,150.65                9,613.20
 4/30/2010              11,346.52                 11,299.60                9,764.97
 5/31/2010              11,442.00                 11,001.69                8,985.23
 6/30/2010              11,621.43                 10,949.60                8,514.87
 7/31/2010              11,745.42                 11,282.06                9,111.44
 8/31/2010              11,896.55                 11,239.16                8,700.12
 9/30/2010              11,909.23                 11,658.40                9,476.55
10/31/2010              11,951.63                 11,852.89                9,837.13
11/30/2010              11,882.94                 11,809.67                9,838.39
12/31/2010              11,754.80                 12,004.53               10,495.91
 1/31/2011              11,768.48                 12,070.13               10,744.67
 2/28/2011              11,797.92                 12,223.19               11,112.78
 3/31/2011              11,804.44                 12,293.52               11,117.20
 4/30/2011              11,954.28                 12,557.66               11,446.44
 5/31/2011              12,110.29                 12,568.67               11,316.87
 6/30/2011              12,074.83                 12,470.03               11,128.23
 7/31/2011              12,266.44                 12,492.18               10,901.94
 8/31/2011              12,445.65                 12,237.46               10,309.72
 9/30/2011              12,536.18                 11,838.36                9,584.96
10/31/2011              12,549.65                 12,295.83               10,632.53
11/30/2011              12,538.76                 12,240.04               10,609.03
12/31/2011              12,676.57                 12,240.64               10,717.55
 1/31/2012              12,787.88                 12,591.02               11,197.87
 2/29/2012              12,784.95                 12,783.16               11,682.08
 3/31/2012              12,714.90                 12,806.95               12,066.53
 4/30/2012              12,855.86                 12,806.95               11,990.79
 5/31/2012              12,972.18                 12,500.40               11,270.14
 6/30/2012              12,977.27                 12,686.14               11,734.49

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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USAA TARGET RETIREMENT 2020 FUND (Ticker Symbol: URTNX)


--------------------------------------------------------------------------------
                                              6/30/12              12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $523.4 Million       $463.7 Million
Net Asset Value Per Share                      $11.61               $11.12


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
  12/31/11 to 6/30/12*             1 Year           Since Inception 7/31/08

         4.41%                      0.63%                     6.83%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                      0.65%


              (Including acquired fund fees and expenses of 0.60%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S.        USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX           2020 FUND              S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00               $10,000.00
 8/31/2008              10,094.91                 10,000.00                10,144.65
 9/30/2008               9,959.32                  9,490.00                 9,240.68
10/31/2008               9,724.23                  8,360.00                 7,688.73
11/30/2008              10,040.76                  8,210.00                 7,137.03
12/31/2008              10,415.37                  8,505.09                 7,212.97
 1/31/2009              10,323.47                  8,077.29                 6,605.01
 2/28/2009              10,284.50                  7,618.93                 5,901.73
 3/31/2009              10,427.47                  8,067.10                 6,418.69
 4/30/2009              10,477.33                  8,637.50                 7,033.02
 5/31/2009              10,553.32                  9,228.27                 7,426.40
 6/30/2009              10,613.35                  9,309.76                 7,441.13
 7/31/2009              10,784.54                  9,849.60                 8,003.95
 8/31/2009              10,896.20                 10,094.06                 8,292.93
 9/30/2009              11,010.66                 10,470.93                 8,602.38
10/31/2009              11,065.03                 10,470.93                 8,442.58
11/30/2009              11,208.28                 10,776.50                 8,948.99
12/31/2009              11,033.08                 10,896.68                 9,121.85
 1/31/2010              11,201.62                 10,844.19                 8,793.70
 2/28/2010              11,243.45                 10,991.16                 9,066.10
 3/31/2010              11,229.63                 11,337.59                 9,613.20
 4/30/2010              11,346.52                 11,516.05                 9,764.97
 5/31/2010              11,442.00                 11,075.14                 8,985.23
 6/30/2010              11,621.43                 10,970.17                 8,514.87
 7/31/2010              11,745.42                 11,379.58                 9,111.44
 8/31/2010              11,896.55                 11,274.60                 8,700.12
 9/30/2010              11,909.23                 11,820.48                 9,476.55
10/31/2010              11,951.63                 12,072.43                 9,837.13
11/30/2010              11,882.94                 12,019.94                 9,838.39
12/31/2010              11,754.80                 12,343.67                10,495.91
 1/31/2011              11,768.48                 12,419.27                10,744.67
 2/28/2011              11,797.92                 12,624.46                11,112.78
 3/31/2011              11,804.44                 12,710.85                11,117.20
 4/30/2011              11,954.28                 13,034.83                11,446.44
 5/31/2011              12,110.29                 12,991.64                11,316.87
 6/30/2011              12,074.83                 12,872.84                11,128.23
 7/31/2011              12,266.44                 12,851.24                10,901.94
 8/31/2011              12,445.65                 12,440.87                10,309.72
 9/30/2011              12,536.18                 11,836.10                 9,584.96
10/31/2011              12,549.65                 12,516.46                10,632.53
11/30/2011              12,538.76                 12,419.27                10,609.03
12/31/2011              12,676.57                 12,407.50                10,717.55
 1/31/2012              12,787.88                 12,853.81                11,197.87
 2/29/2012              12,784.95                 13,121.60                11,682.08
 3/31/2012              12,714.90                 13,177.39                12,066.53
 4/30/2012              12,855.86                 13,155.07                11,990.79
 5/31/2012              12,972.18                 12,697.60                11,270.14
 6/30/2012              12,977.27                 12,954.23                11,734.49

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TARGET RETIREMENT 2030 FUND (Ticker Symbol: URTRX)


--------------------------------------------------------------------------------
                                              6/30/12              12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $802.7 Million       $705.3 Million
Net Asset Value Per Share                      $11.50               $10.93


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
  12/31/11 to 6/30/12*             1 Year           Since Inception 7/31/08

         5.22%                      -0.81%                    6.13%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                      0.72%


              (Including acquired fund fees and expenses of 0.68%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S.        USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX           2030 FUND              S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00               $10,000.00
 8/31/2008              10,094.91                  9,990.00                10,144.65
 9/30/2008               9,959.32                  9,250.00                 9,240.68
10/31/2008               9,724.23                  7,970.00                 7,688.73
11/30/2008              10,040.76                  7,690.00                 7,137.03
12/31/2008              10,415.37                  7,993.85                 7,212.97
 1/31/2009              10,323.47                  7,555.97                 6,605.01
 2/28/2009              10,284.50                  7,097.72                 5,901.73
 3/31/2009              10,427.47                  7,525.42                 6,418.69
 4/30/2009              10,477.33                  8,105.86                 7,033.02
 5/31/2009              10,553.32                  8,696.49                 7,426.40
 6/30/2009              10,613.35                  8,757.59                 7,441.13
 7/31/2009              10,784.54                  9,348.22                 8,003.95
 8/31/2009              10,896.20                  9,612.98                 8,292.93
 9/30/2009              11,010.66                 10,030.50                 8,602.38
10/31/2009              11,065.03                  9,969.40                 8,442.58
11/30/2009              11,208.28                 10,335.99                 8,948.99
12/31/2009              11,033.08                 10,526.60                 9,121.85
 1/31/2010              11,201.62                 10,349.42                 8,793.70
 2/28/2010              11,243.45                 10,526.60                 9,066.10
 3/31/2010              11,229.63                 10,995.61                 9,613.20
 4/30/2010              11,346.52                 11,172.79                 9,764.97
 5/31/2010              11,442.00                 10,557.87                 8,985.23
 6/30/2010              11,621.43                 10,370.27                 8,514.87
 7/31/2010              11,745.42                 10,891.39                 9,111.44
 8/31/2010              11,896.55                 10,682.94                 8,700.12
 9/30/2010              11,909.23                 11,422.93                 9,476.55
10/31/2010              11,951.63                 11,735.60                 9,837.13
11/30/2010              11,882.94                 11,673.06                 9,838.39
12/31/2010              11,754.80                 12,141.60                10,495.91
 1/31/2011              11,768.48                 12,216.35                10,744.67
 2/28/2011              11,797.92                 12,472.64                11,112.78
 3/31/2011              11,804.44                 12,579.43                11,117.20
 4/30/2011              11,954.28                 12,995.89                11,446.44
 5/31/2011              12,110.29                 12,878.43                11,316.87
 6/30/2011              12,074.83                 12,728.93                11,128.23
 7/31/2011              12,266.44                 12,643.50                10,901.94
 8/31/2011              12,445.65                 12,077.53                10,309.72
 9/30/2011              12,536.18                 11,265.95                 9,584.96
10/31/2011              12,549.65                 12,152.28                10,632.53
11/30/2011              12,538.76                 12,034.82                10,609.03
12/31/2011              12,676.57                 12,000.42                10,717.55
 1/31/2012              12,787.88                 12,549.39                11,197.87
 2/29/2012              12,784.95                 12,911.70                11,682.08
 3/31/2012              12,714.90                 13,010.52                12,066.53
 4/30/2012              12,855.86                 12,933.66                11,990.79
 5/31/2012              12,972.18                 12,274.90                11,270.14
 6/30/2012              12,977.27                 12,626.24                11,734.49

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA TARGET RETIREMENT 2040 FUND (Ticker Symbol: URFRX)


--------------------------------------------------------------------------------
                                              6/30/12              12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $784.2 Million       $682.1 Million
Net Asset Value Per Share                      $10.95               $10.38


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
  12/31/11 to 6/30/12*             1 Year           Since Inception 7/31/08

         5.49%                      -3.21%                    4.26%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                      0.80%


              (Including acquired fund fees and expenses of 0.75%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S.        USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX           2040 FUND              S&P 500 INDEX
 7/31/2008             $10,000.00                $10,000.00               $10,000.00
 8/31/2008              10,094.91                  9,990.00                10,144.65
 9/30/2008               9,959.32                  9,110.00                 9,240.68
10/31/2008               9,724.23                  7,610.00                 7,688.73
11/30/2008              10,040.76                  7,160.00                 7,137.03
12/31/2008              10,415.37                  7,494.90                 7,212.97
 1/31/2009              10,323.47                  7,016.93                 6,605.01
 2/28/2009              10,284.50                  6,508.46                 5,901.73
 3/31/2009              10,427.47                  6,966.09                 6,418.69
 4/30/2009              10,477.33                  7,545.75                 7,033.02
 5/31/2009              10,553.32                  8,115.24                 7,426.40
 6/30/2009              10,613.35                  8,115.24                 7,441.13
 7/31/2009              10,784.54                  8,755.91                 8,003.95
 8/31/2009              10,896.20                  8,999.98                 8,292.93
 9/30/2009              11,010.66                  9,437.27                 8,602.38
10/31/2009              11,065.03                  9,294.89                 8,442.58
11/30/2009              11,208.28                  9,722.01                 8,948.99
12/31/2009              11,033.08                  9,946.22                 9,121.85
 1/31/2010              11,201.62                  9,656.12                 8,793.70
 2/28/2010              11,243.45                  9,863.34                 9,066.10
 3/31/2010              11,229.63                 10,402.09                 9,613.20
 4/30/2010              11,346.52                 10,567.86                 9,764.97
 5/31/2010              11,442.00                  9,821.89                 8,985.23
 6/30/2010              11,621.43                  9,552.52                 8,514.87
 7/31/2010              11,745.42                 10,143.07                 9,111.44
 8/31/2010              11,896.55                  9,832.25                 8,700.12
 9/30/2010              11,909.23                 10,702.55                 9,476.55
10/31/2010              11,951.63                 11,054.81                 9,837.13
11/30/2010              11,882.94                 10,982.29                 9,838.39
12/31/2010              11,754.80                 11,596.80                10,495.91
 1/31/2011              11,768.48                 11,638.94                10,744.67
 2/28/2011              11,797.92                 11,944.39                11,112.78
 3/31/2011              11,804.44                 12,060.25                11,117.20
 4/30/2011              11,954.28                 12,523.70                11,446.44
 5/31/2011              12,110.29                 12,344.64                11,316.87
 6/30/2011              12,074.83                 12,165.58                11,128.23
 7/31/2011              12,266.44                 11,997.06                10,901.94
 8/31/2011              12,445.65                 11,291.35                10,309.72
 9/30/2011              12,536.18                 10,343.38                 9,584.96
10/31/2011              12,549.65                 11,365.08                10,632.53
11/30/2011              12,538.76                 11,238.68                10,609.03
12/31/2011              12,676.57                 11,162.02                10,717.55
 1/31/2012              12,787.88                 11,764.21                11,197.87
 2/29/2012              12,784.95                 12,172.84                11,682.08
 3/31/2012              12,714.90                 12,301.88                12,066.53
 4/30/2012              12,855.86                 12,183.59                11,990.79
 5/31/2012              12,972.18                 11,387.84                11,270.14
 6/30/2012              12,977.27                 11,774.97                11,734.49

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA TARGET RETIREMENT 2050 FUND (Ticker Symbol: URFFX)


--------------------------------------------------------------------------------
                                              6/30/12              12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $353.4 Million       $297.5 Million
Net Asset Value Per Share                      $10.53               $9.96


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
  12/31/11 to 6/30/12*             1 Year           Since Inception 7/31/08

         5.72%                      -4.43%                    2.61%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                      0.86%


              (Including acquired fund fees and expenses of 0.78%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S.                                 USAA TARGET RETIREMENT
                  AGGREGATE BOND INDEX         S&P 500 INDEX              2050 FUND
 7/31/2008             $10,000.00                $10,000.00               $10,000.00
 8/31/2008              10,094.91                 10,144.65                 9,960.00
 9/30/2008               9,959.32                  9,240.68                 8,970.00
10/31/2008               9,724.23                  7,688.73                 7,330.00
11/30/2008              10,040.76                  7,137.03                 6,810.00
12/31/2008              10,415.37                  7,212.97                 7,180.05
 1/31/2009              10,323.47                  6,605.01                 6,611.33
 2/28/2009              10,284.50                  5,901.73                 6,042.61
 3/31/2009              10,427.47                  6,418.69                 6,550.40
 4/30/2009              10,477.33                  7,033.02                 7,129.27
 5/31/2009              10,553.32                  7,426.40                 7,677.67
 6/30/2009              10,613.35                  7,441.13                 7,616.74
 7/31/2009              10,784.54                  8,003.95                 8,276.86
 8/31/2009              10,896.20                  8,292.93                 8,510.44
 9/30/2009              11,010.66                  8,602.38                 8,936.98
10/31/2009              11,065.03                  8,442.58                 8,733.86
11/30/2009              11,208.28                  8,948.99                 9,211.18
12/31/2009              11,033.08                  9,121.85                 9,466.36
 1/31/2010              11,201.62                  8,793.70                 9,065.51
 2/28/2010              11,243.45                  9,066.10                 9,301.91
 3/31/2010              11,229.63                  9,613.20                 9,877.50
 4/30/2010              11,346.52                  9,764.97                10,021.39
 5/31/2010              11,442.00                  8,985.23                 9,209.40
 6/30/2010              11,621.43                  8,514.87                 8,880.50
 7/31/2010              11,745.42                  9,111.44                 9,507.48
 8/31/2010              11,896.55                  8,700.12                 9,137.46
 9/30/2010              11,909.23                  9,476.55                10,083.06
10/31/2010              11,951.63                  9,837.13                10,442.81
11/30/2010              11,882.94                  9,838.39                10,381.14
12/31/2010              11,754.80                 10,495.91                11,047.20
 1/31/2011              11,768.48                 10,744.67                11,078.32
 2/28/2011              11,797.92                 11,112.78                11,379.13
 3/31/2011              11,804.44                 11,117.20                11,503.61
 4/30/2011              11,954.28                 11,446.44                11,980.77
 5/31/2011              12,110.29                 11,316.87                11,762.93
 6/30/2011              12,074.83                 11,128.23                11,576.22
 7/31/2011              12,266.44                 10,901.94                11,368.76
 8/31/2011              12,445.65                 10,309.72                10,621.91
 9/30/2011              12,536.18                  9,584.96                 9,646.85
10/31/2011              12,549.65                 10,632.53                10,715.27
11/30/2011              12,538.76                 10,609.03                10,580.42
12/31/2011              12,676.57                 10,717.55                10,465.04
 1/31/2012              12,787.88                 11,197.87                11,095.47
 2/29/2012              12,784.95                 11,682.08                11,536.76
 3/31/2012              12,714.90                 12,066.53                11,694.37
 4/30/2012              12,855.86                 11,990.79                11,536.76
 5/31/2012              12,972.18                 11,270.14                10,633.15
 6/30/2012              12,977.27                 11,734.49                11,063.94

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o  TARGET RETIREMENT INCOME FUND  o

                                  AS OF 6/30/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   2.9%
Emerging Markets .....................................................   3.0%
Growth ...............................................................   2.9%
Income Stock .........................................................   2.8%
International ........................................................   7.1%
Precious Metals and Minerals .........................................   3.7%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   2.9%
Small Cap Stock ......................................................   2.7%
Value ................................................................   2.8%
   Total Equity ......................................................  32.8%
Income ...............................................................  26.6%
Intermediate-Term Bond ...............................................  20.0%
Short-Term Bond ......................................................  19.9%
   Total Fixed-Income ................................................  66.5%
CASH:
Money Market Instruments .............................................   0.7%

                          ASSET ALLOCATION -- 6/30/2012

                         [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME                                                            66.5%
EQUITY                                                                  32.8%
CASH                                                                     0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o  TARGET RETIREMENT 2020 FUND  o

                                  AS OF 6/30/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   4.1%
Emerging Markets .....................................................   4.2%
Growth ...............................................................   4.1%
Income Stock .........................................................   4.0%
International ........................................................   9.9%
Precious Metals and Minerals .........................................   3.6%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   4.1%
Small Cap Stock ......................................................   3.8%
Value ................................................................   4.0%
   Total Equity ......................................................  43.8%
High Income ..........................................................   7.9%
Income ...............................................................  18.9%
Intermediate-Term Bond ...............................................  14.2%
Short-Term Bond ......................................................  14.2%
   Total Fixed-Income ................................................  55.2%
CASH:
Money Market Instruments .............................................   1.0%

                          ASSET ALLOCATION -- 6/30/2012

                         [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME                                                            55.2%
EQUITY                                                                  43.8%
CASH                                                                     1.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                        o  TARGET RETIREMENT 2030 FUND  o

                                  AS OF 6/30/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   6.1%
Emerging Markets .....................................................   6.3%
Growth ...............................................................   6.1%
Income Stock .........................................................   6.0%
International ........................................................  14.9%
Precious Metals and Minerals .........................................   3.6%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   6.1%
Small Cap Stock ......................................................   5.6%
Value ................................................................   6.0%
   Total Equity ......................................................  62.7%
High Income ..........................................................   7.9%
Income ...............................................................  16.8%
Intermediate-Term Bond ...............................................  11.3%
   Total Fixed-Income ................................................  36.0%
CASH:
Money Market Instruments .............................................   1.2%

                          ASSET ALLOCATION -- 6/30/2012

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  62.7%
FIXED-INCOME                                                            36.0%
CASH                                                                     1.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o  TARGET RETIREMENT 2040 FUND  o

                                  AS OF 6/30/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   7.8%
Emerging Markets .....................................................   8.0%
Growth ...............................................................   7.8%
Income Stock .........................................................   7.6%
International ........................................................  19.0%
Precious Metals and Minerals .........................................   3.6%
Real Return ..........................................................   2.0%
S&P 500 Index ........................................................   7.8%
Small Cap Stock ......................................................   7.2%
Value ................................................................   7.6%
   Total Equity ......................................................  78.4%
High Income ..........................................................   7.8%
Income ...............................................................  10.7%
    Total Fixed-Income ...............................................  18.5%
CASH:
Money Market Instruments .............................................   2.9%

                          ASSET ALLOCATION -- 6/30/2012

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  78.4%
FIXED-INCOME                                                            18.5%
CASH                                                                     2.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                        o  TARGET RETIREMENT 2050 FUND  o

                                  AS OF 6/30/12

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   9.6%
Emerging Markets .....................................................   9.9%
Growth ...............................................................   9.6%
Income Stock .........................................................   9.4%
International ........................................................  23.3%
Precious Metals and Minerals .........................................   3.6%
S&P 500 Index ........................................................   9.6%
Small Cap Stock ......................................................   8.8%
Value ................................................................   9.4%
   Total Equity ......................................................  93.2%
CASH:
Money Market Instruments .............................................   6.6%

                          ASSET ALLOCATION -- 6/30/2012

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY                                                                  93.2%
CASH                                                                     6.6%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
June 30, 2012 (unaudited)

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (32.8%)
   252,198  USAA Aggressive Growth Fund                                  $  8,875
   568,496  USAA Emerging Markets Fund                                      9,164
   572,303  USAA Growth Fund                                                8,894
   661,365  USAA Income Stock Fund                                          8,690
   941,820  USAA International Fund                                        21,586
   424,639  USAA Precious Metals and Minerals Fund                         11,172
   604,989  USAA Real Return Fund                                           6,129
   435,361  USAA S&P 500 Index Fund                                         8,877
   567,566  USAA Small Cap Stock Fund                                       8,150
   616,967  USAA Value Fund                                                 8,705
                                                                         --------
            Total Equity Mutual Funds (cost: $90,709)                     100,242
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (66.5%)
 6,117,314  USAA Income Fund                                               81,299
 5,760,069  USAA Intermediate-Term Bond Fund                               61,230
 6,635,293  USAA Short-Term Bond Fund                                      60,978
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $192,469)              203,507
                                                                         --------

            MONEY MARKET INSTRUMENTS (0.7%)

            MONEY MARKET FUNDS (0.7%)
 2,158,974  State Street Institutional Liquid Reserve Fund,
              0.20%(a) (cost: $2,159)                                       2,159
                                                                         --------

            TOTAL INVESTMENTS (COST: $285,337)                           $305,908
                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $100,242                  $-             $-    $100,242
Fixed-Income Mutual Funds                203,507                   -              -     203,507
Money Market Instruments:
  Money Market Funds                       2,159                   -              -       2,159
-----------------------------------------------------------------------------------------------
Total                                   $305,908                  $-             $-    $305,908
-----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
June 30, 2012 (unaudited)

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (43.8%)
   607,579  USAA Aggressive Growth Fund                                  $ 21,381
 1,369,314  USAA Emerging Markets Fund                                     22,073
 1,378,740  USAA Growth Fund                                               21,426
 1,593,943  USAA Income Stock Fund                                         20,944
 2,271,046  USAA International Fund                                        52,052
   723,043  USAA Precious Metals and Minerals Fund                         19,023
 1,030,425  USAA Real Return Fund                                          10,438
 1,049,038  USAA S&P 500 Index Fund                                        21,390
 1,367,510  USAA Small Cap Stock Fund                                      19,638
 1,486,927  USAA Value Fund                                                20,981
                                                                         --------
            Total Equity Mutual Funds (cost: $200,734)                    229,346
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (55.2%)
 4,997,417  USAA High Income Fund                                          41,479
 7,439,885  USAA Income Fund                                               98,876
 7,001,171  USAA Intermediate-Term Bond Fund                               74,422
 8,064,878  USAA Short-Term Bond Fund                                      74,116
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $268,092)              288,893
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.0%)

            MONEY MARKET FUNDS (1.0%)
 4,912,575  State Street Institutional Liquid Reserve Fund,
              0.20%(a) (cost: $4,913)                                       4,913
                                                                         --------

            TOTAL INVESTMENTS (COST: $473,739)                           $523,152
                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $229,346                  $-             $-    $229,346
Fixed-Income Mutual Funds                288,893                   -              -     288,893
Money Market Instruments:
  Money Market Funds                       4,913                   -              -       4,913
-----------------------------------------------------------------------------------------------
Total                                   $523,152                  $-             $-    $523,152
-----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
June 30, 2012 (unaudited)

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (62.7%)
 1,394,538  USAA Aggressive Growth Fund                                  $ 49,074
 3,140,179  USAA Emerging Markets Fund                                     50,620
 3,164,527  USAA Growth Fund                                               49,177
 3,659,252  USAA Income Stock Fund                                         48,082
 5,210,441  USAA International Fund                                       119,423
 1,100,706  USAA Precious Metals and Minerals Fund                         28,959
 1,569,160  USAA Real Return Fund                                          15,896
 2,406,034  USAA S&P 500 Index Fund                                        49,059
 3,132,074  USAA Small Cap Stock Fund                                      44,977
 3,413,523  USAA Value Fund                                                48,165
                                                                         --------
            Total Equity Mutual Funds (cost: $442,825)                    503,432
                                                                         --------

            FIXED-INCOME MUTUAL FUNDS (36.0%)
 7,610,490  USAA High Income Fund                                          63,167
10,179,483  USAA Income Fund                                              135,285
 8,515,016  USAA Intermediate-Term Bond Fund                               90,515
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $264,469)              288,967
                                                                         --------

            MONEY MARKET INSTRUMENTS (1.2%)

            MONEY MARKET FUNDS (1.2%)
 9,410,234  State Street Institutional Liquid Reserve Fund,
              0.20%(a) (cost: $9,410)                                       9,410
                                                                         --------

            TOTAL INVESTMENTS (COST: $716,704)                           $801,809
                                                                         ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $503,432                  $-             $-    $503,432
Fixed-Income Mutual Funds                288,967                   -              -     288,967
Money Market Instruments:
  Money Market Funds                       9,410                   -              -       9,410
-----------------------------------------------------------------------------------------------
Total                                   $801,809                  $-             $-    $801,809
-----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
June 30, 2012 (unaudited)

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (78.4%)
 1,736,221  USAA Aggressive Growth Fund                                  $ 61,098
 3,910,393  USAA Emerging Markets Fund                                     63,035
 3,939,746  USAA Growth Fund                                               61,224
 4,555,571  USAA Income Stock Fund                                         59,860
 6,490,011  USAA International Fund                                       148,750
 1,068,563  USAA Precious Metals and Minerals Fund                         28,114
 1,523,165  USAA Real Return Fund                                          15,430
 2,999,967  USAA S&P 500 Index Fund                                        61,169
 3,904,129  USAA Small Cap Stock Fund                                      56,063
 4,249,744  USAA Value Fund                                                59,964
                                                                         --------
            Total Equity Mutual Funds (cost: $540,773)                    614,707
                                                                         --------
            FIXED-INCOME MUTUAL FUNDS (18.5%)
 7,387,185  USAA High Income Fund                                          61,314
 6,301,065  USAA Income Fund                                               83,741
                                                                         --------
            Total Fixed-Income Mutual Funds (cost: $134,311)              145,055
                                                                         --------
            MONEY MARKET INSTRUMENTS (2.9%)

            MONEY MARKET FUNDS (2.9%)
23,085,929  State Street Institutional Liquid Reserve Fund,
              0.20%(a) (cost: $23,086)                                     23,086
                                                                         --------

            TOTAL INVESTMENTS (COST: $698,170)                           $782,848
                                                                         ========

-----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $614,707                  $-             $-    $614,707
Fixed-Income Mutual Funds                145,055                   -              -     145,055
Money Market Instruments:
  Money Market Funds                      23,086                   -              -      23,086
-----------------------------------------------------------------------------------------------
Total                                   $782,848                  $-             $-    $782,848
-----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

USAA TARGET RETIREMENT 2050 FUND
June 30, 2012 (unaudited)

---------------------------------------------------------------------------------
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (93.2%)
   962,740  USAA Aggressive Growth Fund                                  $ 33,879
 2,168,196  USAA Emerging Markets Fund                                     34,951
 2,184,525  USAA Growth Fund                                               33,948
 2,527,001  USAA Income Stock Fund                                         33,205
 3,600,734  USAA International Fund                                        82,529
   479,944  USAA Precious Metals and Minerals Fund                         12,627
 1,661,837  USAA S&P 500 Index Fund                                        33,885
 2,164,234  USAA Small Cap Stock Fund                                      31,078
 2,357,358  USAA Value Fund                                                33,262
                                                                         --------
            Total Equity Mutual Funds (cost: $293,383)                    329,364
                                                                         --------

            MONEY MARKET INSTRUMENTS (6.6%)

            MONEY MARKET FUNDS (6.6%)
23,389,002  State Street Institutional Liquid Reserve Fund,
              0.20%(a) (cost: $23,389)                                     23,389
                                                                         --------

            TOTAL INVESTMENTS (COST: $316,772)                           $352,753
                                                                         ========

-----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $329,364                  $-             $-    $329,364
Money Market Instruments:
  Money Market Funds                      23,389                   -              -      23,389
-----------------------------------------------------------------------------------------------
Total                                   $352,753                  $-             $-    $352,753
-----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Asset Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2012.

See accompanying notes to financial statements.

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

                                                                  USAA TARGET RETIREMENT
----------------------------------------------------------------------------------------
                                                                             INCOME FUND
----------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value (cost of $283,178,
    $468,826, $707,294, $675,084, and $293,383, respectively)                   $303,749
  Investments in other securities, at value (cost of $2,159, $4,913,
    $9,410, $23,086, and $23,389, respectively)                                    2,159
  Receivables:
    Capital shares sold                                                              288
    Dividends from affiliated underlying funds                                       402
    Interest                                                                           -
    Securities sold                                                                   18
                                                                                --------
      Total assets                                                               306,616
                                                                                --------
LIABILITIES
  Payables:
    Securities purchased                                                             402
    Capital shares redeemed                                                          141
  Other accrued expenses and payables                                                 20
                                                                                --------
      Total liabilities                                                              563
                                                                                --------
        Net assets applicable to capital shares outstanding                     $306,053
                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $286,971
  Accumulated undistributed net investment income                                    464
  Accumulated net realized loss on investments                                    (1,953)
  Net unrealized appreciation of investments                                      20,571
                                                                                --------
        Net assets applicable to capital shares outstanding                     $306,053
                                                                                ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                      27,562
                                                                                ========
  Net asset value, redemption price, and offering price per share               $  11.10
                                                                                ========

See accompanying notes to financial statements.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
2020 FUND              2030 FUND              2040 FUND               2050 FUND
-------------------------------------------------------------------------------
 $518,239               $792,399               $759,762                $329,364

    4,913                  9,410                 23,086                  23,389

      330                  1,174                  1,642                   1,015
      487                    386                      -                       -
        1                      2                      4                       4
      121                     95                    153                       -
-------------------------------------------------------------------------------
  524,091                803,466                784,647                 353,772
-------------------------------------------------------------------------------

      487                    386                      -                      38
      214                    355                    400                     259
       35                     38                     38                      35
-------------------------------------------------------------------------------
      736                    779                    438                     332
-------------------------------------------------------------------------------
 $523,355               $802,687               $784,209                $353,440
===============================================================================

 $472,565               $716,578               $702,415                $320,958
    6,329                  7,605                  4,680                     574
   (4,952)                (6,601)                (7,564)                 (4,073)
   49,413                 85,105                 84,678                  35,981
-------------------------------------------------------------------------------
 $523,355               $802,687               $784,209                $353,440
===============================================================================

   45,070                 69,813                 71,587                  33,580
===============================================================================
 $  11.61               $  11.50               $  10.95                $  10.53
===============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

                                                          USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
                                                                     INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income distributions from affiliated underlying funds                  $ 3,844
  Interest                                                                     3
                                                                         -------
      Total income                                                         3,847
                                                                         -------
EXPENSES
  Custody and accounting fees                                                 23
  Postage                                                                      6
  Shareholder reporting fees                                                   2
  Trustees' fees                                                               7
  Registration fees                                                           22
  Professional fees                                                           27
  Other                                                                        7
                                                                         -------
      Total expenses                                                          94
                                                                         -------
  Expenses reimbursed                                                        (16)
                                                                         -------
      Net expenses                                                            78
                                                                         -------
NET INVESTMENT INCOME                                                      3,769
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on sales of affiliated underlying funds                 (456)
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                            6,213
                                                                         -------
      Net realized and unrealized gain                                     5,757
                                                                         -------
  Increase in net assets resulting from operations                       $ 9,526
                                                                         =======

See accompanying notes to financial statements.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

                              USAA TARGET RETIREMENT
-----------------------------------------------------------------------------
2020 FUND              2030 FUND             2040 FUND              2050 FUND
-----------------------------------------------------------------------------
  $ 6,404                $ 7,719               $ 4,802                $   601
        6                     10                    23                     24
-----------------------------------------------------------------------------
    6,410                  7,729                 4,825                    625
-----------------------------------------------------------------------------

       24                     26                    26                     22
       21                     41                    53                     31
        7                     13                    17                      7
        7                      7                     7                      7
       14                     18                    21                     22
       30                     33                    33                     27
        9                     11                    10                      7
-----------------------------------------------------------------------------
      112                    149                   167                    123
-----------------------------------------------------------------------------
        -                      -                     -                    (33)
-----------------------------------------------------------------------------
      112                    149                   167                     90
-----------------------------------------------------------------------------
    6,298                  7,580                 4,658                    535
-----------------------------------------------------------------------------

     (953)                (2,033)               (3,037)                (1,570)

   14,921                 30,953                35,659                 17,369
-----------------------------------------------------------------------------
   13,968                 28,920                32,622                 15,799
-----------------------------------------------------------------------------
  $20,266                $36,500               $37,280                $16,334
=============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011

--------------------------------------------------------------------------------

                                                                     USAA TARGET RETIREMENT
                                                                     ----------------------
                                                                            INCOME FUND
                                                                     ----------------------
                                                                     6/30/2012   12/31/2011
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                              $  3,769     $  7,699
   Net realized loss on sales of affiliated underlying funds              (456)        (582)
   Net realized gain on capital gain distributions from
      affiliated underlying funds                                            -          867
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                        6,213       (4,433)
                                                                      ---------------------
      Increase (decrease) in net assets resulting from operations        9,526        3,551
                                                                      ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (3,330)      (7,697)
   Net realized gains                                                        -         (337)
                                                                      ---------------------
      Distributions to shareholders                                     (3,330)      (8,034)
                                                                      ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            78,113      140,603
   Reinvested dividends                                                  3,296        7,948
   Cost of shares redeemed                                             (38,899)     (76,106)
                                                                      ---------------------
      Increase in net assets from capital share transactions            42,510       72,445
                                                                      ---------------------
   Capital contribution from USAA Transfer Agency Company                    -            2
                                                                      ---------------------
   Net increase in net assets                                           48,706       67,964

NET ASSETS
   Beginning of period                                                 257,347      189,383
                                                                      ---------------------
   End of period                                                      $306,053     $257,347
                                                                      =====================
Accumulated undistributed net investment income:
   End of period                                                      $    464     $     25
                                                                      =====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           6,989       12,678
   Shares issued for dividends reinvested                                  297          729
   Shares redeemed                                                      (3,493)      (6,879)
                                                                      ---------------------
      Increase in shares outstanding                                     3,793        6,528
                                                                      =====================

See accompanying notes to financial statements.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                       USAA TARGET RETIREMENT
----------------------------------------------------------------------------------------------------
      2020 FUND                 2030 FUND                 2040 FUND                 2050 FUND
----------------------------------------------------------------------------------------------------
6/30/2012   12/31/2011    6/30/2012   12/31/2011    6/30/2012   12/31/2011    6/30/2012   12/31/2011
----------------------------------------------------------------------------------------------------
 $  6,298    $  13,784     $  7,580    $  17,464     $  4,658     $ 12,022     $    535     $  2,939
     (953)        (307)      (2,033)      (1,070)      (3,037)      (2,558)      (1,570)      (1,450)

        -        1,786            -        3,274            -        3,629            -        1,802

   14,921      (14,421)      30,953      (31,443)      35,659      (41,850)      17,369      (20,379)
----------------------------------------------------------------------------------------------------
   20,266          842       36,500      (11,775)      37,280      (28,757)      16,334      (17,088)
----------------------------------------------------------------------------------------------------

        -      (13,783)           -      (17,461)           -      (12,000)           -       (2,900)
        -       (1,048)           -       (1,715)           -       (1,852)           -         (855)
----------------------------------------------------------------------------------------------------
        -      (14,831)           -      (19,176)           -      (13,852)           -       (3,755)
----------------------------------------------------------------------------------------------------

   91,689      202,795      133,085      299,625      137,468      306,978       72,342      152,722
        -       14,809            -       19,174            -       13,852            -        3,753
  (52,260)    (102,893)     (72,196)    (110,713)     (72,596)     (97,827)     (32,706)     (41,902)
----------------------------------------------------------------------------------------------------
   39,429      114,711       60,889      208,086       64,872      223,003       39,636      114,573
----------------------------------------------------------------------------------------------------
        -            4            -           11            -           10            -            6
----------------------------------------------------------------------------------------------------
   59,695      100,726       97,389      177,146      102,152      180,404       55,970       93,736

  463,660      362,934      705,298      528,152      682,057      501,653      297,470      203,734
----------------------------------------------------------------------------------------------------
 $523,355    $ 463,660     $802,687    $ 705,298     $784,209     $682,057     $353,440     $297,470
====================================================================================================

 $  6,329    $      31     $  7,605    $      25     $  4,680     $     22     $    574     $     39
====================================================================================================

    7,891       17,461       11,521       26,009       12,429       27,729        6,770       14,350
        -        1,335            -        1,763            -        1,342            -          379
   (4,508)      (8,864)      (6,264)      (9,656)      (6,579)      (8,914)      (3,068)      (3,977)
----------------------------------------------------------------------------------------------------
    3,383        9,932        5,257       18,116        5,850       20,157        3,702       10,752
====================================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund-of-funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs)

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

         are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the six-month period ended June 30, 2012, the Manager has reimbursed the Funds for all operating expenses incurred, before reductions of expenses paid indirectly; therefore, the custodian and bank credits have been reclassified to income on the statements of operations.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

    For the six-month period ended June 30, 2012, custodian and other bank credits increased each of the Funds' investment income by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

For the six-month period ended June 30, 2012, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA funds are as follows:

                          TARGET      TARGET      TARGET      TARGET      TARGET
                          INCOME       2020        2030        2040        2050
--------------------------------------------------------------------------------
Fees paid                   $1          $2          $3          $3          $1
% of total fees            0.5%        1.0%        1.5%        1.4%        0.6%

The Funds had no borrowings under this agreement during the period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2012, in accordance with applicable tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2012, the Funds did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2012, were as follows (in thousands):

                                  TARGET     TARGET    TARGET     TARGET     TARGET
                                  INCOME      2020      2030       2040       2050
-----------------------------------------------------------------------------------
Cost of purchases                 $55,893   $67,782   $102,615   $102,470   $52,678
Proceeds from sales/maturities     13,050    22,817     35,173     35,114    14,309

As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

As of June 30, 2012, gross unrealized appreciation and depreciation of investments and resulting net appreciation were as follows (in thousands):

                                  TARGET     TARGET    TARGET     TARGET     TARGET
                                  INCOME      2020      2030       2040       2050
-----------------------------------------------------------------------------------
Unrealized appreciation           $23,143   $53,375   $91,675    $91,878    $39,311
Unrealized depreciation             2,572     3,962     6,570      7,200      3,330
-----------------------------------------------------------------------------------
Net                               $20,571   $49,413   $85,105    $84,678    $35,981
-----------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust's Board of Trustees has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the six-month period ended June 30, 2012, were as follows (in thousands):

                                  TARGET     TARGET    TARGET     TARGET     TARGET
                                  INCOME      2020      2030       2040       2050
-----------------------------------------------------------------------------------
Compliance and legal services       $4         $8       $12        $11         $5

C. EXPENSE LIMITATION -- The Manager has agreed, to limit the annual expenses of the Funds to 0.05% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Funds for all expenses in excess of that amount. Effective May 1, 2012, the Manager terminated this agreement. For the six-month period ended June 30, 2012, the Funds incurred reimbursable expenses, as shown below (in thousands):

                                  TARGET     TARGET    TARGET     TARGET     TARGET
                                  INCOME      2020      2030       2040       2050
-----------------------------------------------------------------------------------
Reimbursable expenses              $16         -         -          -         $33

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At June 30, 2012, the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA funds:

                                  TARGET     TARGET    TARGET     TARGET     TARGET
AFFILIATED USAA FUND              INCOME      2020      2030       2040       2050
-----------------------------------------------------------------------------------
Aggressive Growth                  0.8%       2.0%      4.6%       5.8%       3.2%
Emerging Markets                   1.0%       2.4%      5.5%       6.8%       3.8%
Growth                             0.7%       1.7%      3.9%       4.9%       2.7%
High Income                          -        2.4%      3.7%       3.6%         -
Income                             2.0%       2.4%      3.3%       2.0%         -
Income Stock                       0.5%       1.1%      2.5%       3.1%       1.7%
Intermediate-Term Bond             2.6%       3.1%      3.8%         -          -
International                      1.0%       2.4%      5.5%       6.9%       3.8%
Precious Metals and Minerals       0.6%       1.1%      1.6%       1.6%       0.7%
Real Return                        2.4%       4.1%      6.3%       6.1%         -
S&P 500 Index                      0.3%       0.7%      1.5%       1.9%       1.1%
Short-Term Bond                    2.4%       2.9%        -          -          -
Small Cap Stock                    0.9%       2.1%      4.7%       5.9%       3.2%
Value                              1.5%       3.5%      8.0%      10.0%       5.5%

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    USAA funds for the six-month period ended June 30, 2012 (in thousands):

TARGET INCOME:

                                 PURCHASE   SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2011   6/30/2012
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $ 1,323    $  270     $    -        $ (11)         $ 7,196     $ 8,875
Emerging Markets                   2,211     1,370          -         (309)           8,112       9,164
Growth                             1,340       265          -           (3)           7,245       8,894
Income                            12,809     3,670      1,319            8           70,894      81,299
Income Stock                       1,304       633         64            1            7,484       8,690
Intermediate-Term
   Bond                            9,848     3,210      1,468          (10)          53,380      61,230
International                      4,906       271          -          (30)          15,986      21,586
Precious Metals
   and Minerals                    7,479       132          -          (73)           5,447      11,172
Real Return                          950        80         94           (2)           5,121       6,129
S&P 500 Index                      1,323       500         91           (4)           7,452       8,877
Short-Term Bond                    9,568     1,573        808           (9)          52,688      60,978
Small Cap Stock                    1,417       385          -           (2)           6,657       8,150
Value                              1,415       691          -          (12)           7,487       8,705

TARGET 2020:

                                 PURCHASE   SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2011   6/30/2012
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $ 1,818    $  411     $    -        $ (13)         $18,336     $21,381
Emerging Markets                   3,951     3,174          -         (775)          20,652      22,073
Growth                             1,875       395          -            1           18,458      21,426
High Income                        4,701     2,421      1,395         (133)          37,943      41,479
Income                            10,040     4,958      1,631           15           92,191      98,876
Income Stock                       1,829     1,330        155           79           19,075      20,944
Intermediate-Term
   Bond                            7,781     4,230      1,831            2           69,321      74,423
International                      9,179       311          -          (32)          40,616      52,052
Precious Metals
   and Minerals                   12,021       108          -          (57)           9,912      19,023
Real Return                        1,020       162        162           (4)           9,323      10,438
S&P 500 Index                      1,873     1,016        221            -           18,990      21,390
Short-Term Bond                    7,396     2,128      1,009          (11)          68,470      74,116
Small Cap Stock                    2,203       699          -           (5)          16,942      19,637
Value                              2,095     1,474          -          (20)          19,078      20,981

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030:

                                 PURCHASE   SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2011   6/30/2012
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $ 3,821    $  623     $    -       $   (49)        $ 42,131    $ 49,074
Emerging Markets                   8,432     6,653          -        (1,592)          47,394      50,620
Growth                             3,754       399          -            (7)          42,418      49,177
High Income                        6,970     4,089      2,132          (232)          58,361      63,167
Income                            13,597     7,914      2,238            29          127,384     135,285
Income Stock                       3,942     2,830        358           107           43,837      48,082
Intermediate-Term
   Bond                            9,376     5,878      2,235             6           85,113      90,515
International                     20,356       202          -           (18)          93,398     119,423
Precious Metals
   and Minerals                   18,019        47          -           (25)          15,284      28,959
Real Return                        1,533       372        247           (11)          14,341      15,896
S&P 500 Index                      4,148     2,254        509           (82)          43,638      49,059
Small Cap Stock                    4,471     1,107          -           (36)          38,889      44,977
Value                              4,196     2,805          -          (123)          43,849      48,165

TARGET 2040:

                                 PURCHASE   SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2011   6/30/2012
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $ 5,110    $1,335     $    -       $  (128)       $ 52,661     $ 61,098
Emerging Markets                  10,388     8,376          -        (2,040)         59,268       63,035
Growth                             5,009     1,037          -           (72)         53,019       61,224
High Income                        7,183     4,805      2,083          (267)         57,054       61,313
Income                             9,189     6,170      1,394            23          79,335       83,741
Income Stock                       5,297     4,119        447          (115)         54,784       59,860
International                     25,204       443          -           (42)        116,732      148,751
Precious Metals
   and Minerals                   17,473        82          -           (39)         14,953       28,114
Real Return                        1,602       575        241           (17)         14,020       15,430
S&P 500 Index                      5,565     3,326        637          (143)         54,540       61,169
Small Cap Stock                    5,406     1,337          -           (42)         48,619       56,063
Value                              5,044     3,509          -          (155)         54,800       59,964

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

TARGET 2050:

                                 PURCHASE   SALES     DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND              COST(a)  PROCEEDS    INCOME    GAIN (LOSS)(b)   12/31/2011   6/30/2012
--------------------------------------------------------------------------------------------------------
Aggressive Growth                $ 3,795    $1,033      $  -         $(108)         $28,615     $33,879
Emerging Markets                   6,459     4,543         -          (993)          32,177      34,951
Growth                             3,770       910         -           (73)          28,811      33,948
Income Stock                       3,911     2,584       248          (100)          29,768      33,205
International                     15,452       175         -           (19)          63,411      82,529
Precious Metals
   and Minerals                    7,981        26         -           (12)           6,596      12,627
S&P 500 Index                      4,069     2,196       353          (105)          29,636      33,885
Small Cap Stock                    3,576       710         -           (39)          26,403      31,078
Value                              3,665     2,132         -          (121)          29,779      33,262

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                      PERIOD ENDED
                                 JUNE 30,                  YEAR ENDED DECEMBER 31,               DECEMBER 31,
                               ------------------------------------------------------------------------------
                                   2012             2011             2010            2009            2008*
                               ------------------------------------------------------------------------------
Net asset value at
   beginning of period         $  10.83         $  10.98         $  10.17         $  8.44         $ 10.00
                               --------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .14              .35              .35             .34             .23(a)
   Net realized and
   unrealized gain (loss)           .25             (.14)             .82            1.74           (1.63)(a)
                               --------------------------------------------------------------------------
Total from investment
   operations                       .39              .21             1.17            2.08           (1.40)(a)
                               --------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.12)            (.35)            (.35)           (.34)           (.16)
   Realized capital gains             -             (.01)            (.01)           (.01)              -
                               --------------------------------------------------------------------------
Total distributions                (.12)            (.36)            (.36)           (.35)           (.16)
                               --------------------------------------------------------------------------
Net asset value at
   end of period               $  11.10         $  10.83         $  10.98         $ 10.17         $  8.44
                               ==========================================================================
Total return (%)**                 3.64             1.97            11.65           25.04          (14.01)
Net assets at end
   of period (000)             $306,053         $257,347         $189,383         $90,849         $22,737
Ratios to average
   net assets:***(b)
   Expenses (%)(c)                  .05(d),(e)       .04                -               -               -
   Expenses, excluding
      reimbursements (%)(c)         .06(d)           .07              .12             .32            1.06(d)
   Net investment
      income (%)                   2.61(d)          3.28             3.61            4.44            6.31(d)
Portfolio turnover (%)                5               11               22              25              20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2012, average net assets were
    $289,971,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                      PERIOD ENDED
                                 JUNE 30,                  YEAR ENDED DECEMBER 31,               DECEMBER 31,
                               ------------------------------------------------------------------------------
                                   2012             2011             2010            2009            2008*
                               ------------------------------------------------------------------------------
Net asset value at
   beginning of period         $  11.12         $  11.43         $  10.38         $   8.35        $ 10.00
                               --------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .14              .34              .31              .27            .26(a)
   Net realized and
   unrealized gain (loss)           .35             (.28)            1.06             2.08          (1.76)(a)
                               --------------------------------------------------------------------------
Total from investment
   operations                       .49              .06             1.37             2.35          (1.50)(a)
                               --------------------------------------------------------------------------
Less distributions from:
   Net investment income              -             (.34)            (.31)            (.27)          (.15)
   Realized capital gains             -             (.03)            (.01)            (.05)             -
                               --------------------------------------------------------------------------
Total distributions                   -             (.37)            (.32)            (.32)          (.15)
                               --------------------------------------------------------------------------
Net asset value at
   end of period               $  11.61         $  11.12         $  11.43         $  10.38        $  8.35
                               ==========================================================================
Total return (%)**                 4.41              .52            13.28            28.12         (14.95)
Net assets at end
   of period (000)             $523,355         $463,660         $362,934         $179,660        $39,717
Ratios to average
   net assets:***(b)
   Expenses (%)(c)                  .04(d),(e)       .03                -                -              -
   Expenses, excluding
      reimbursements (%)(c)         .04(d)           .05              .08              .18            .73(d)
   Net investment
      income (%)                   2.50(d)          3.16             3.56             4.40           7.35(d)
Portfolio turnover (%)                5               17               17               34             31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2012, average net assets were
    $507,125,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                      PERIOD ENDED
                                 JUNE 30,                  YEAR ENDED DECEMBER 31,               DECEMBER 31,
                               ------------------------------------------------------------------------------
                                   2012             2011             2010            2009            2008*
                               ------------------------------------------------------------------------------
Net asset value at
   beginning of period         $  10.93         $  11.37         $  10.10        $   7.85         $ 10.00
                               --------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .11              .28              .26             .23             .25(a)
   Net realized and
   unrealized gain (loss)           .46             (.41)            1.29            2.26           (2.26)(a)
                               --------------------------------------------------------------------------
Total from investment
   operations                       .57             (.13)            1.55            2.49           (2.01)(a)
                               --------------------------------------------------------------------------
Less distributions from:
   Net investment income              -             (.28)            (.26)           (.23)           (.14)
   Realized capital gains             -             (.03)            (.02)           (.01)              -
                               --------------------------------------------------------------------------
Total distributions                   -             (.31)            (.28)           (.24)           (.14)
                               --------------------------------------------------------------------------
Net asset value at
   end of period               $  11.50         $  10.93         $  11.37        $  10.10         $  7.85
                               ==========================================================================
Total return (%)**                 5.22            (1.16)           15.34           31.68          (20.06)
Net assets at end
   of period (000)             $802,687         $705,298         $528,152        $256,236         $50,492
Ratios to average
   net assets:***(b)
   Expenses (%)(c)                  .04(d),(e)       .03                -               -               -
   Expenses, excluding
      reimbursements (%)(c)         .04(d)           .04              .07             .14             .61(d)
   Net investment
      income (%)                   1.96(d)          2.68             3.03            3.96            7.27(d)
Portfolio turnover (%)                5               16               21              23              18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2012, average net assets were
    $777,244,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                      PERIOD ENDED
                                 JUNE 30,                  YEAR ENDED DECEMBER 31,               DECEMBER 31,
                               ------------------------------------------------------------------------------
                                   2012             2011             2010            2009            2008*
                               ------------------------------------------------------------------------------
Net asset value at
   beginning of period         $  10.38         $  11.01         $   9.60        $   7.37         $ 10.00
                               --------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .07              .19              .18             .16             .21(a)
   Net realized and
   unrealized gain (loss)           .50             (.60)            1.41            2.25           (2.72)(a)
                               --------------------------------------------------------------------------
Total from investment
   operations                       .57             (.41)            1.59            2.41           (2.51)(a)
                               --------------------------------------------------------------------------
Less distributions from:
   Net investment income              -             (.19)            (.18)           (.16)           (.12)
   Realized capital gains             -             (.03)               -            (.02)              -
                               --------------------------------------------------------------------------
Total distributions                   -             (.22)            (.18)           (.18)           (.12)
                               --------------------------------------------------------------------------
Net asset value at
   end of period               $  10.95         $  10.38         $  11.01        $   9.60         $  7.37
                               ==========================================================================
Total return (%)**                 5.49            (3.75)           16.60           32.71          (25.05)
Net assets at end
   of period (000)             $784,209         $682,057         $501,653        $234,213         $43,742
Ratios to average
   net assets:***(b)
   Expenses (%)(c)                  .04(d),(e)       .03                -               -               -
   Expenses, excluding
      reimbursements (%)(c)         .04(d)           .05              .07             .15             .70(d)
   Net investment
      income (%)                   1.23(d)          1.92             2.23            2.98            6.61(d)
Portfolio turnover (%)                5               14               21              16               4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2012, average net assets were
    $760,817,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                      PERIOD ENDED
                                 JUNE 30,                  YEAR ENDED DECEMBER 31,               DECEMBER 31,
                               ------------------------------------------------------------------------------
                                   2012             2011             2010            2009            2008*
                               ------------------------------------------------------------------------------
Net asset value at
   beginning of period         $   9.96         $  10.65         $   9.21         $  7.07         $ 10.00
                               --------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .02              .10              .10             .09             .17(a)
   Net realized and
   unrealized gain (loss)           .55             (.66)            1.44            2.16           (2.99)(a)
                               --------------------------------------------------------------------------
Total from investment
   operations                       .57             (.56)            1.54            2.25           (2.82)(a)
                               --------------------------------------------------------------------------
Less distributions from:
   Net investment income              -             (.10)            (.10)           (.09)           (.11)
   Realized capital gains             -             (.03)               -            (.02)              -
                               --------------------------------------------------------------------------
Total distributions                   -             (.13)            (.10)           (.11)           (.11)
                               --------------------------------------------------------------------------
Net asset value at
   end of period               $  10.53         $   9.96         $  10.65         $  9.21         $  7.07
                               ==========================================================================
Total return (%)**                 5.72            (5.27)           16.70           31.84          (28.20)
Net assets at end
   of period (000)             $353,440         $297,470         $203,734         $88,453         $16,089
Ratios to average
   net assets:***(b)
   Expenses (%)(c)                  .05(d),(e)       .04                -               -               -
   Expenses, excluding
      reimbursements (%)(c)         .07(d)           .08              .13             .33            1.55(d)
   Net investment
      income (%)                    .32(d)          1.10             1.29            1.66            5.40(d)
Portfolio turnover (%)                5               14               22              23               2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2012, average net assets were
    $341,168,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Manager has agreed, through May 1, 2012, to reimburse each Fund for all of the Fund's operating expenses; therefore, each Fund's net ongoing costs are zero for the current period. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2012, the Funds had acquired fund fees and expenses ratios of 0.53% for Target Income, 0.60% for Target 2020, 0.68% for Target 2030, 0.75% for Target 2040, and 0.78% for Target 2050.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

                                                                 ACTUAL EXPENSES
                             BEGINNING           ENDING        PAID DURING PERIOD**
                           ACCOUNT VALUE     ACCOUNT VALUE      JANUARY 1, 2012 -
                          JANUARY 1, 2012    JUNE 30, 2012        JUNE 30, 2012
                          ---------------------------------------------------------
TARGET INCOME
Actual                       $1,000.00        $1,036.40***            $0.25***
Hypothetical*                 1,000.00         1,024.61***             0.25***

TARGET 2020
Actual                        1,000.00         1,044.10***             0.20***
Hypothetical*                 1,000.00         1,024.66***             0.20***

TARGET 2030
Actual                        1,000.00         1,052.20***             0.20***
Hypothetical*                 1,000.00         1,024.66***             0.20***

TARGET 2040
Actual                        1,000.00         1,054.90***             0.20***
Hypothetical*                 1,000.00         1,024.66***             0.20***

TARGET 2050
Actual                        1,000.00         1,057.20***             0.26***
Hypothetical*                 1,000.00         1,024.61***             0.25***

 *  5% return per year before expenses
** Actual expenses equal each Fund's annualized expense ratio of 0.05% for Target Income, 0.04% for Target 2020, 0.04% for Target 2030, 0.04% for Target 2040, and 0.05% for Target 2050, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 182 days/366 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of January 1, 2012, through June 30, 2012. These total returns equaled 3.64%, 4.41%, 5.22%, 5.49%, and 5.72% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 Funds, respectively.

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

*** The Funds' annualized expense ratio of 0.05% for Target Income, 0.04% for
    Target 2020, 0.04% for Target 2030, 0.04% for Target 2040, and 0.05% for Target 2050 above reflects the expense cap lifted effective May 1, 2012. Had this been in effect for the entire six-month period of January 1, 2012, through June 30, 2012, the Funds' expense ratio would have been 0.06% for Target Income, 0.04% for Target 2020, 0.04% for Target 2030, 0.04% for Target 2040, and 0.07% for Target 2050, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                 ACTUAL EXPENSES
                             BEGINNING           ENDING        PAID DURING PERIOD**
                           ACCOUNT VALUE     ACCOUNT VALUE      JANUARY 1, 2012 -
                          JANUARY 1, 2012    JUNE 30, 2012        JUNE 30, 2012
                          ---------------------------------------------------------
TARGET INCOME
Actual                       $1,000.00         $1,036.40               $0.30
Hypothetical*                 1,000.00          1,024.57                0.30

TARGET 2020
Actual                        1,000.00          1,044.10                0.20
Hypothetical*                 1,000.00          1,024.66                0.20

TARGET 2030
Actual                        1,000.00          1,052.20                0.20
Hypothetical*                 1,000.00          1,024.66                0.20

TARGET 2040
Actual                        1,000.00          1,054.90                0.20
Hypothetical*                 1,000.00          1,024.66                0.20

TARGET 2050
Actual                        1,000.00          1,057.20                0.36
Hypothetical*                 1,000.00          1,024.52                0.35

* 5% return per year before expenses

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

ADVISORY AGREEMENT

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of the Funds.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, stockholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

coordinating the activities of the Funds' other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Funds, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager and its affiliates, including the Manager's oversight of the Funds' day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that each Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was equal to the median of its respective expense group and its respective expense universe. The Board noted that the Manager does not receive a management fee from the Funds. The data indicated that the total expense ratio for each Fund, which included underlying fund expenses and any reimbursements, for each

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

Fund was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates. The Board also took into account the high quality of services provided by the Manager and the Manager's current undertakings to maintain expense limitations for the Funds.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total return with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011 and was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2011; the performance of the Target Retirement 2020 Fund was above the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2011; the performance of the Target Retirement 2030 Fund was above the average of its performance universe and Lipper index for the one- and three-year periods ended December 31, 2011; the performance of the Target Retirement 2040 Fund was lower than the average of its performance universe and above its Lipper index for the one-year period ended December 31, 2011 and was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2011; and the performance of the Target Retirement 2050 Fund was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011 and above the average of its performance

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

universe and lower than its Lipper index for the three-year period ended December 31, 2011.

The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2011 and was in the top 15% of its performance universe for the three-year period ended December 31, 2011; the Target Retirement 2020 Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2011 and was in the top 20% of its performance universe for the three-year period ended December 31, 2011; the Target Retirement 2030 Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2011 and was in the top 15% of its performance universe for the three-year period ended December 31, 2011; the Target Retirement 2040 Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2011 and was in the top 20% of its performance universe for the three-year period ended December 31, 2011; and the Target Retirement 2050 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2011, and was in the top 40% of its performance universe for the three-year period ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. The Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account Management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Advisory Agreement with the Manager with respect to each Fund, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  61

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
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   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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                 WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   88219-0812                                (C)2012, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.